OIL AND GAS PRODUCING ACTIVITIES	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
OIL AND GAS PRODUCING ACTIVITIES
OIL AND GAS PRODUCING ACTIVITIES

NOTE 4 – OIL AND GAS PRODUCING ACTIVITIES

Set forth below is certain information regarding the aggregate capitalized costs of oil and gas properties and costs incurred by the Company for its oil and gas property acquisitions, development and exploration activities:

Capitalized Costs Relating to Oil and Natural Gas Producing Activities

	As of	As of
	December 31,	December 31,
	2013	2012
Proved oil and natural gas properties	$58,040,724	$23,051,904
Office equipment	257,911	175,106
Total capitalized costs	58,298,635	23,227,010
Accumulated depletion, depreciation and amortization	(2,880,253)	(596,162)

Net Capitalized Costs	$55,418,382	$22,630,848

Net Costs Incurred in Oil and Gas Producing Activities

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2013	2012
Acquisition of proved properties	$5,192,441	$9,873,128
Development costs	29,796,379	6,581,343

Total Net Costs Incurred	$34,988,820	$16,454,471

OIL AND GAS PRODUCING ACTIVITIES.

NOTE 4 – OIL AND GAS PRODUCING ACTIVITIES

Set forth below is certain information regarding the aggregate capitalized costs of oil and gas properties and costs incurred by the Company for its oil and gas property acquisitions, development and exploration activities:

Capitalized Costs Relating to Oil and Natural Gas Producing Activities

	As of	As of
	December 31,	December 31,
	2012	2011
Proved oil and natural gas properties	$23,051,904	$6,597,433
Office equipment	175,106	11,133
Total capitalized costs	23,227,010	6,608,566
Accumulated depletion, depreciation and amortization	(596,162)	(89,376)

Net Capitalized Costs	$22,630,848	$6,519,190

Net Costs Incurred in Oil and Gas Producing Activities

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2012	2011
Acquisition of proved properties	$9,873,128	$6,280,391
Development costs	6,581,343	317,042

Total Net Costs Incurred	$16,454,471	$6,597,433